Related party disclosures	12 Months Ended
Sep. 30, 2020
Related party disclosures
Related party disclosures

Note 36. Related party disclosures

Related parties

Westpac’s related parties are those it controls or can exert significant influence over. Examples include subsidiaries, associates, joint ventures and superannuation plans as well as key management personnel and their related parties.

Key management personnel (KMP)

Key management personnel are those who, directly or indirectly, have authority and responsibility for planning, directing and controlling the activities of Westpac. This includes all Executives and Non-Executive Directors.

Parent Entity

Westpac Banking Corporation is the ultimate parent company of the Group.

Subsidiaries - Note 31

The Parent Entity has the following related party transactions and balances with subsidiaries:

Type of transaction/balance	Details disclosed in
Balances due to/from subsidiaries	Balance Sheet
Dividend income/Transactions with subsidiaries	Note 4
Interest income and Interest expense	Note 3
Tax consolidated group transactions and undertakings	Note 7
Guarantees and undertakings	Note 27

The balances due to/from subsidiaries include a wide range of banking and other financial facilities.

The terms and conditions of related party transactions between the Parent Entity and subsidiaries are sometimes different to commercial terms and conditions. Related party transactions between the Parent Entity and subsidiaries eliminate on consolidation.

Associates - Note 31

The Group provides a wide range of banking and other financial facilities and funds management activities to its associates on commercial terms and conditions.

Superannuation plans

The Group contributed $361 million (2019: $347 million) to defined contribution plans and $26 million (2019: $28 million) to defined benefit plans. Refer to Note 34.

Remuneration of KMP

Total remuneration of the KMP was:

	Short-term	Post employment	Other long-term	Termination	Share-based
$	benefits	benefits	benefits	benefits	payments	Total
Consolidated
2020	22,759,397	967,898	657,375	1,176,487	3,748,106	29,309,263
2019	23,805,197	712,883	36,572	558,984	20,691,480	45,805,116
Parent Entity
2020	21,766,691	873,350	657,375	1,176,487	3,035,423	27,509,326
2019	22,515,477	625,173	36,572	558,984	19,783,900	43,520,106

Other transactions with KMP

KMP receive personal banking and financial investment services from the Group in the ordinary course of business. The terms and conditions, for example interest rates and collateral, and the risks to Westpac are comparable to transactions with other employees and did not involve more than the normal risk of repayment or present other unfavourable features.

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest payable	Closing loan	Number of KMP
$	for the year	balance	with loans
2020	549,257	15,779,157	8
2019	672,167	31,718,007	14

Options and share rights holdings

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance options, performance share rights and unhurdled share rights held at 30 September 2020 by the CEO and other key management personnel (including their related parties):

		Number of
	Latest Date of Exercise	Share Rights
Managing Director & Chief Executive Officer
Peter King	Ranges from 1 October 2031 to 1 October 2034	346,795
Group Executives
Rebecca Lim[1]	Ranges from 1 October 2031 to 1 October 2034	220,403
Guilherme Lima	1 October 2034	57,819
Carolyn McCann	Ranges from 1 October 2032 to 2 April 2035	102,207
David McLean	Ranges from 1 October 2022 to 1 October 2034	382,588
Christine Parker	Ranges from 1 October 2031 to 1 October 2034	252,231
Michael Rowland	n/a	—
David Stephen	Ranges from 1 October 2032 to 1 October 2034	364,381
Gary Thursby	Ranges from 1 October 2031 to 1 October 2034	250,336
Les Vance	2 April 2035	22,227
Jason Yetton	2 April 2035	54,213
Acting Group Executives
Richard Burton	n/a	—
Alastair Welsh	n/a	—
Curt Zuber	n/a	—
Former Group Executive
Brian Hartzer	n/a	—
Craig Bright	n/a	—
Lyn Cobley	Ranges from 1 October 2031 to 1 October 2034	319,631
David Lindberg	n/a	—
1.

Rebecca Lim was the Group Executive, Legal & Secretariat until 16 December 2019 when she was appointed Enterprise Legal Counsel focusing on AUSTRAC matters. Rebecca Lim resumed her Group General Counsel role when she was appointed the Group General Counsel & Enterprise Executive on 18 May 2020.

The Group has not issued any options during the year and there are no outstanding options as at 30 September 2020.